INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
The partnership is a flow-through entity for tax purposes. However, income taxes are recognized for the amount of taxes payable by the primary holding subsidiaries of the partnership (“Holding Entities”), any direct or indirect corporate subsidiaries of the Holding Entities and for the impact of deferred tax assets and liabilities related to such entities.

The components of net deferred tax liability are presented as follows:

(US$ Millions)	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets:
Non-capital losses (Canada)	$174	$102
Capital losses (Canada)	—	32
Net operating losses (United States)	672	570
Non-capital losses (foreign)	114	142
Tax credit carryforwards	35	61
Capital losses (United States)	685	758
Other	65	26
	1,745	1,691
Deferred income tax (liabilities):
Properties	(5,202)	(4,755)
	(5,202)	(4,755)
Net deferred tax (liability)	$(3,457)	$(3,064)
The changes in deferred tax balances are presented as follows:

		Recognized in
(US$ Millions)	Dec. 31, 2022	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2023
Deferred tax assets	$1,691	$8	$7	$—	$33	$6	$1,745
Deferred tax (liabilities)	(4,755)	546	1	3	(80)	(917)	(5,202)
Net deferred tax (liability)	$(3,064)	$554	$8	$3	$(47)	$(911)	$(3,457)

		Recognized in
(US$ Millions)	Dec. 31, 2021	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2022
Deferred tax assets	$910	$810	$—	$—	$(29)	$—	$1,691
Deferred tax (liabilities)	(4,160)	(928)	—	143	190	—	(4,755)
Net deferred tax (liability)	$(3,250)	$(118)	$—	$143	$161	$—	$(3,064)

During 2023, the partnership and its subsidiaries have acquired an interest in the foreign investments owned by Brookfield Strategic Real Estate Partners (“BSREP”) IV resulting in a recognition of net deferred tax liabilities of approximately $880 million reflected in other balance sheet activity above. During 2022, the partnership and its subsidiaries had disposed of a corporate entity in BSREP II, as a result they had derecognized deferred tax liabilities of $143 million associated with that corporation.

The Holding Entities and their Canadian subsidiaries have deferred tax assets of $174 million (December 31, 2022 - $102 million) related to non-capital losses that will begin to expire in 2032, and nil (December 31, 2022 - $32 million) related to capital losses that have no expiry. The Holding Entities and their U.S. subsidiaries have deferred tax assets of $672 million (December 31, 2022 - $570 million) related to net operating losses that will begin to expire in 2026. The Holding Entities and their U.S. subsidiaries have deferred tax assets of $685 million (December 31, 2022 - $758 million) related to capital losses which will begin to expire in 2024. The holding entities and their foreign subsidiaries, mainly in India, South Korea and the United Kingdom, have deferred tax assets of $114 million (December 31, 2022 - $142 million) related to non-capital losses which will begin to expire in 2024.

The gross deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized are as follows:

(US$ Millions)	Dec. 31, 2023	Dec. 31, 2022
Unused tax losses - gross
Net operating losses (United States)	$24	$24
Capital losses (foreign)	25	—
Net operating losses (foreign)	548	341
Other unrecognized tax attributes	37	37
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$634	$402

The Holding Entities, their U.S. subsidiaries, and foreign subsidiaries have gross deductible temporary differences, unused tax losses, and unused tax credits which have not been recognized of $634 million (December 31, 2022 - $402 million) related to net operating losses and capital losses. Approximately $178 million of the foreign net operating losses will expire by 2031. The remaining foreign net operating losses have no expiry. The majority of the U.S. net operating losses will begin to expire in 2035.

The aggregate amount of gross temporary differences associated with investments and interests in joint arrangements in subsidiaries for which deferred tax liabilities have not been recognized as of December 31, 2023 is approximately $599 million (December 31, 2022 - $4 billion).
The major components of income tax expense include the following:

(US$ Millions) Years ended Dec. 31,	2023	2022	2021
Current income tax expense	$135	$163	$134
Deferred income tax expense (benefit)	(554)	118	356
Income tax expense	$(419)	$281	$490

The decrease in income tax expense for the year ended December 31, 2023 compared to the prior year primarily relates to changes in pre-tax book income and restructuring of certain subsidiaries, partially offset by tax rate changes in jurisdictions in which the partnership holds investments.

Years ended Dec. 31,	2023	2022	2021
Statutory income tax rate	26%	26%	26%
Increase (decrease) in rate resulting from:
International operations subject to different tax rates	(12)%	(7)%	(7)%
Non-controlling interests in income of flow-through entities	(9)%	(2)%	(10)%
Change in tax rates applicable to temporary differences in other jurisdictions	14%	4%	2%
Other	(1)%	1%	1%
Effective income tax rate	18%	22%	12%

As the partnership is not subject to tax, the analyses used the applicable Canadian blended Federal and Provincial tax rate as the statutory income tax rate.